        As filed with the Securities and Exchange Commission on November 5, 2010


                                                      Registration No. 033-46217
                                                                        811-6584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 35


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 147


       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         (formerly, The Manufacturers Life Insurance Company of New York
                               Separate Account A)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:

Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [ ]  on _________, 2010, pursuant to paragraph (b) of Rule 485

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]  On ,________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION A
                           (Venture Variable Annuity)
                          (previously issued contracts)


 (Incorporated by reference to this Registration Statement, File No. 033-46217, filed on May 3, 2010)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

    Supplement dated November 8, 2010 to PROSPECTUSES dated May 3, 2010 and supplemented June 3, 2010

                     Changes to Variable Investment Options

This Supplement applies to VENTURE(R) VARIABLE ANNUITY, VENTURE VANTAGE(R) VARIABLE ANNUITY, VENTURE III(R) VARIABLE ANNUITY and VENTURE VISION(R) VARIABLE ANNUITY Contracts issued before May 3, 2010 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Contracts"). It supplements Contract prospectuses dated May 3, 2010 and supplemented June 3, 2010.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "Annuity Prospectus") and retain all documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

PURPOSE OF THIS SUPPLEMENT

The Supplement announces (1) the mergers of two Portfolios into other Portfolios and (2) the addition of Series I of Strategic Income Opportunities Portfolio to accommodate one of the mergers.

PORTFOLIO MERGERS

Effective after the close of business on November 5, 2010, the underlying Portfolio and Series of the STRATEGIC BOND TRUST and the U.S. HIGH YIELD BOND TRUST Variable Investment Options listed below (the "Acquired Portfolios") merged into other underlying Portfolios and Series listed below (the "Acquiring Portfolios"):

             ACQUIRED PORTFOLIOS                              ACQUIRING PORTFOLIOS
---------------------------------------------   ------------------------------------------------
Strategic Bond Trust (Series I)                 Strategic Income Opportunities Trust (Series I)
Strategic Bond Trust (Series II)                Strategic Income Opportunities Trust (Series II)
U.S. High Yield Bond Trust (Series II) (if      High Yield Trust (Series I)
your Contract was issued before May 13, 2002)
U.S. High Yield Bond Trust (Series II) (if      High Yield Trust (Series II)
your Contract was issued on or after May 13,
2002)

As a result, after November 5, 2010, Variable Investment Options corresponding to the Acquiring Portfolios replace those Investment Options corresponding to the Acquired Portfolios, and you no longer will be able to allocate Contract Value or any Purchase Payments to Investment Options corresponding to the Acquired Portfolios. You should, therefore, disregard any reference in the Annuity Prospectuses to the Acquired Portfolios except for the disclosure in "Appendix U: Accumulation Unit Value Tables," which is historical in nature.

Until December 8, 2010, you may transfer amounts from the Investment Options corresponding to the Acquiring Portfolios into any other Investment Option(s) available to you under the Contract, and any such transfer(s) will not count as a transfer for purposes of imposing any applicable restriction or limit on transfers (except with respect to restrictions against frequent transfer activity as described in "Transfers Among Investment Options" in "V. Description of the Contract - Accumulation Period Provisions" in your Annuity Prospectus).

ADDITION OF SERIES I TO STRATEGIC INCOME OPPORTUNITIES PORTFOLIO TO ACCOMMODATE THE MERGER

Effective at the close of business on November 5, 2010, we add a Series I share class to the Strategic Income Opportunities Portfolio in order to allow Contracts issued prior to May 13, 2002 with Investment Account Value in Series I of Strategic Bond Portfolio on November 5, 2010, to transfer into Series I of Strategic Income Opportunities Portfolio at the close of business on November 5, 2010.

We revise disclosure in the Annuity Prospectus section entitled "III. Fee Tables
- Portfolio Expense Table" as follows:

     THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THE TABLES. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. YOU SHOULD DISREGARD ANY REFERENCE TO SERIES I SHARES OF THE JOHN HANCOCK TRUST IF YOUR CONTRACT WAS ISSUED AFTER MAY 13, 2002. FOR CONTRACTS ISSUED PRIOR TO THAT DATE, WE INVEST THE ASSETS OF EACH SUBACCOUNT CORRESPONDING TO A JOHN HANCOCK TRUST PORTFOLIO IN SERIES I SHARES OF THAT PORTFOLIO (EXCEPT IN THE CASE OF PORTFOLIOS THAT COMMENCED OPERATIONS ON OR AFTER MAY 13, 2002 AND UNLESS THE ASSETS WERE NOT TRANSFERRED INTO SERIES I SHARES DUE TO A MERGER).

     The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

                                                                    ACQUIRED     TOTAL
                                         DISTRIBUTION              PORTFOLIO     ANNUAL     CONTRACTUAL
                                          AND SERVICE     OTHER     FEES AND   OPERATING      EXPENSE      NET OPERATING
PORTFOLIO/SERIES        MANAGEMENT FEE   (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT      EXPENSES
----------------        --------------   ------------   --------   ---------   ---------   -------------   -------------
STRATEGIC INCOME
OPPORTUNITIES(12),*
Series I                    0.69%           0.05%         0.07%      0.00%       0.81%         0.00%           0.81%
Series II                   0.69%           0.25%         0.07%      0.00%       1.01%         0.00%           1.01%

(12) "Other Expenses" exclude Extraordinary Expenses incurred during the fiscal year ended December 31, 2009. Had these fees been included, "Other Expenses" would have been 0.11%.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED NOVEMBER 8, 2010

11/10:   333-70728   033-79112
         333-70730   033-46217
         333-70850   333-83558
         333-71072   333-138846
         333-71074   333-61283

                                    VERSION B
                          (Wealthmark Variable Annuity)
                          (previously issued contracts)


 (Incorporated by reference to this Registration Statement, File No. 033-46217, filed on May 3, 2010)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

       Supplement dated November 8, 2010 to PROSPECTUSES dated May 3, 2010

                     Changes to Variable Investment Options

This Supplement applies to WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Contracts"). It supplements Contract prospectuses dated May 3, 2010.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "Annuity Prospectus") and retain all documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

PURPOSE OF THIS SUPPLEMENT

The Supplement announces (1) the addition of Strategic Income Opportunities Trust as a Variable Investment Option under the Contracts due to (2) the merger of Strategic Bond Trust into Strategic Income Opportunities Trust.

ADDITION OF STRATEGIC INCOME OPPORTUNITIES TRUST AS A VARIABLE INVESTMENT OPTION

We revise the information in the list of Variable Investment Options on the first page of the Annuity Prospectus to include the Strategic Income Opportunities Trust.

We revise disclosure in "III. Fee Tables" to include information on the Strategic Income Opportunities Trust as follows:

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.

The Portfolio available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

                                                                          ACQUIRED
                                               DISTRIBUTION              PORTFOLIO   TOTAL ANNUAL      CONTRACTUAL        NET
                                  MANAGEMENT    AND SERVICE     OTHER     FEES AND     OPERATING        EXPENSE        OPERATING
PORTFOLIO/SERIES                      FEE      (12B-1) FEES   EXPENSES    EXPENSES   EXPENSES (1)   REIMBURSEMENT(2)    EXPENSES
----------------                  ----------   ------------   --------   ---------   ------------   ----------------   ---------
STRATEGIC INCOME OPPORTUNITIES*
Series II                            0.69%         0.25%        0.07%      0.00%         1.01%            0.00%          1.01%

* "Other Expenses" exclude Extraordinary Expenses incurred during the fiscal year ended December 31, 2009. Had these fees been included, "Other Expenses" would have been 0.11%.

We revise disclosure in "V. General Information about Us, the Separate Accounts and the Portfolios - The Portfolios" to include information on the Strategic Income Opportunities Trust as follows:

                               JOHN HANCOCK TRUST

We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio, and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see "Appendix D: Optional Guaranteed Withdrawal
                                  Benefits").

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC

   Strategic Income Opportunities Trust        Seeks to maximize total return
                                               consistent with current income
                                               and capital appreciation. To do
                                               this, the Portfolio invests at
                                               least 80% of its assets in
                                               foreign government and corporate
                                               debt securities from developed
                                               and emerging markets, U.S.
                                               government and agency securities,
                                               domestic high-yield bonds,
                                               investment grade corporate bonds,
                                               and currency instruments.

PORTFOLIO MERGER

Effective after the close of business on November 5, 2010, STRATEGIC BOND TRUST (the "Acquired Portfolio") merged into STRATEGIC INCOME OPPORTUNITIES TRUST (the "Acquiring Portfolio"):

Acquired Portfolio     Acquiring Portfolio
Strategic Bond Trust   Strategic Income Opportunities Trust

As a result, after November 5, 2010, the Variable Investment Option corresponding to Strategic Income Opportunities Trust replaces the Variable Investment Option corresponding to Strategic Bond Trust and you no longer will be able to allocate Contract Value or any Purchase Payments to Strategic Bond Trust. You should, therefore, disregard any reference in the Annuity Prospectus to Strategic Bond Trust except for the disclosure in "Appendix U: Accumulation Unit Value Tables," which is historical in nature.

Until December 8, 2010, you may transfer amounts out of the Investment Option that invests in Strategic Income Opportunities Trust to any other Investment Option(s) available to you under the Contract, and any such transfer(s) will not count as a transfer for purposes of imposing any applicable restriction or limit on transfers (except with respect to restrictions to discourage frequent transfer activity as described in the "Transfers Among Investment Options" subsection of "V. Description of the Contract - Accumulation Period Provisions" in your Annuity Prospectus).

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED NOVEMBER 8, 2010

11/10:   333-70728   033-79112
         333-70850   333-83558
         333-70730   033-46217

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION


 (Incorporated by reference to this Registration Statement, File No. 033-46217, filed on May 3, 2010)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

  DATE OF CHANGE                       OLD NAME                                        NEW NAME
  --------------                       --------                                        --------
October 1, 1997      FNAL Variable Account                         The Manufacturers Life Insurance Company of
                                                                   New York Separate Account A
October 1, 1997      First North American Life Assurance Company   The Manufacturers Life Insurance Company of
                                                                   New York
November 1, 1997     NAWL Holding Co., Inc.                        Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                   Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers Life Insurance Company of   John Hancock Life Insurance Company of New York
                     New York Separate Account A                   Separate Account A
January 1, 2005      The Manufacturers Life Insurance Company of   John Hancock Life Insurance Company of New York
                     New York                                      Separate Account A.
January 1, 2005      Manulife Financial Securities LLC             John Hancock Distributors LLC
January 1, 2005      Manufacturers Securities Services LLC         John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC ("MSSLLC") succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements


          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A- incorporated by reference to 24(a)(1) to Post-Effective Amendment No. 33 to this Registration Statement, File No. 033-46217, filed on May 3, 2010.



          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York- incorporated by reference to 24(a)(2) to Post-Effective Amendment No. 33 to this Registration Statement, File No. 033-46217, filed on May 3, 2010.


     (b)  Exhibits

          (1) (a) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit (b)(1)(a) to Form N-4, File No. 33-46217 filed February 25, 1998.

               (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit (b)(1)(b) to Form N-4, File No. 33-46217 filed February 25, 1998.

               (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.

          (2) Agreements for custody of securities and similar investments - NOT APPLICABLE.

          (3) (a) Underwriting and Distribution Agreement dated January 1, 2002, incorporated by reference to Exhibit 24(b)(3)(a) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

               (b) General Agent and Broker-Dealer Selling Agreement, incorporated by reference to Exhibit 24(b)(3)(b) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

               (c) Amended and Restated Underwriting and Distribution Agreement dated December 1, 2009, incorporated by reference to Exhibit 24(b)(3)(c) to Post-Effective Amendment No. 4 to Registration Statement, File No. 333-146590, filed on February 1, 2010.

          (4)  (a)  (i)    Form of Specimen Flexible Purchase Payment Individual
                           Deferred Combination Fixed and Variable Annuity
                           Contract, Non-Participating (v24) - previously filed as Exhibit (b)(4)(a) to post-effective amendment no.
                           4 to Registrant's Registration Statement on Form N-4,
                           File No. 033-79112, dated March 2, 1998.

                    (ii) Form of Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - incorporated by reference to Exhibit (b)(4) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4, File No. 033-46217, dated February 25, 1998.

               (b)  (i)    Specimen Endorsements to Contract (v24) - (i) ERISA
                           Tax-Sheltered Annuity, (ii) Tax-Sheltered Annuity,
                           (iii) Qualified Plan Endorsement Section 401 Plans,
                           (iv) Simple Individual Retirement Annuity, (v) Unisex
                           Benefits and Payments, (vi) Individual Retirement
                           Annuity - previously filed as Exhibit (b)(4)(b) to post-effective amendment no. 5 to Registrant's
                           Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1998.

                    (ii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No. 033-46217, filed April 30, 1996.

                    (iii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 033-46217, filed February 28, 1997.

                    (iv) Roth Individual Retirement Annuity Endorsement - previously filed as Exhibit (b)(3)(iv) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No. 033-79112, filed April 29, 1999.

                    (v) Payment Enhancement Annuity Endorsement - previously filed as Exhibit (b)(3)(v) to post-effective amendment no.1 to Registrant's Registration Statement on Form N-4 File, No. 033-79112, filed April 25, 2001.

                    (vi) Form of Specimen Income Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(b)(vi) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

                    (vii) Form of Specimen Principal Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(b)(vii) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

                    (viii) Form of Specimen Principal Plus for Life Plus Annual
                           Automatic Step-up Rider, incorporated by reference to
                           Exhibit 24. (b)4(b)(viii) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

                    (ix) Form of Specimen Principal Returns Rider, incorporated by reference to Exhibit 24. (b)4(b)(ix) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

                    (x) Form of Specimen Annual Step Death Benefit Rider, incorporated by reference to Exhibit 24. (b)4(b)(x) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

                    (xi) Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08-NY), incorporated by reference to Exhibit 24. (b)4(b)(xi) to Post-Effective Amendment No. 33 to Registration Statement, File No. 033-79112, filed on June 13, 2008.

                    (xii) Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001NQ.08-NY), incorporated by reference to Exhibit 24. (b)4(b)(xii) to Post-Effective Amendment No. 33 to Registration Statement, File No. 033-79112, filed on June 13, 2008.

          (5)  (a)  (i)    Form of Specimen Application for Flexible Purchase
                           Payment Individual Deferred Combination Fixed and
                           Variable Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to Registrant's
                           Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

                    (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - previously filed as Exhibit (b)(5) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                    (iii) Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture (APPVEN0507-NY), incorporated by reference to Exhibit 24.(b)5(a)(iii) to Post-Effective Amendment No. 33 to Registration Statement, File No. 033-79112, filed on June 13, 2008.

                    (iv) Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture (APPVEN0507-NY) (0908: 70275), incorporated by reference to Exhibit 24.(b)5(a)(iv) to Post-Effective Amendment No. 35 to Registration Statement, File No. 033-79112, filed on August 29, 2008.

          (6)  (a)  (i)    Declaration of Intention and Charter of First North
                           American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's Registration
                           Statement on Form N-4 File, No.33-46217, filed
                           February 25, 1998.

                    (ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                    (iii) Certificate of Amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                    (iv) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005-Incorporated by reference to Exhibit (b)(6)(a)(iv) to Form N-4, file number 033-79112, filed May 1, 2007.

                    (v) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006-Incorporated by reference to Exhibit (b)(6)(a)(v) to Form N-4, file number 033-79112, filed May 1, 2007.

                    (vi) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of December 17, 2009, incorporated by reference to Exhibit 24(b)(6)(a)(vi) to Post-Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on April 30, 2010.

               (b)  (i)    By-Laws of John Hancock Life Insurance Company of New
                           York, as amended and restated as of July 31, 2006, incorporated by reference to Exhibit 24(b)(6)(b)(i) to Post- Effective Amendment No. 1, to Registration
                           Statement, File No. 333-138846, filed on May 1, 2007.


                    (ii) John Hancock Life Insurance Company of New York, Amended and Restated By-Laws, as adopted on November 19, 2009, incorporated by reference to Exhibit 24(b)(6)(b)(ii) to Post-Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on May 3, 2010.


          (7) Contract of reinsurance in connection with the variable annuity contracts being offered.

               (a) Automatic Reinsurance Agreement between John Hancock Life Insurance Company of New York (formerly The Manufacturers Life Insurance Company of New York) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(a) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

               (b)  (i)    Variable Annuity Reinsurance Agreement between John
                           Hancock Life Insurance Company of New York (formerly
                           The Manufacturers Life Insurance Company of New York) and ACE Tempest Life Reinsurance Ltd., effective June
                           30, 2000, incorporated by reference to Exhibit
                           24(b)(7)(b)(i) to Post-Effective Amendment No. 39 to
                           Registration Statement, File No. 033-79112, filed on
                           April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential
                           Treatment granted by the SEC on April 20, 2009.]

               (b)  (ii)   Variable Annuity GMIB Reinsurance Agreement between
                           John Hancock Life Insurance Company of New York
                           (formerly The Manufacturers Life Insurance Company of
                           New York) and ACE Tempest Life Reinsurance Ltd., effective December 1, 2002, incorporated by reference to Exhibit 24(b)(7)(b)(ii) to Post-Effective
                           Amendment No. 39 to Registration Statement, File No.
                           033-79112, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order
                           Granting Confidential Treatment granted by the SEC on April 20, 2009.]

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (a)  (i)    Administrative Services Agreement between The
                           Manufacturers Life Insurance Company of New York and
                           The Manufacturers Life Insurance Company (U.S.A.), effective January 1, 2001, incorporated by reference to Exhibit 24(b)(8)(a) to Post-Effective Amendment
                           No. 5 to Registration Statement, File No. 333-61283, filed on April 30, 2002.

                    (ii) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

               (b)  (i)    Participation Agreement among John Hancock Life
                           Insurance Company (U.S.A.), John Hancock Life
                           Insurance Company of New York, John Hancock Life
                           Insurance Company, John Hancock Variable Life
                           Insurance Company and John Hancock Trust dated April
                           20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

                    (ii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

                    (iii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

                    (iv) Shareholder Information Agreement dated October 16, 2007 between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and DWS Scudder Distributors, Inc. on behalf of series of the DWS Investments VIT Funds. Incorporated by reference to post-effective amendment number 24 file number 333-70728 filed with the Commission in April, 2008.

                    (v) Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.

                    (vi) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

                    (vii) Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24, File No. 333-70728, filed on April 28, 2008.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994) - previously filed as Exhibit (b)(9) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.


          (10) Written consent of Ernst & Young LLP, independent registered public accounting firm - incorporated by reference to Exhibit 24(b)(10) to Post-Effective Amendment No. 33 to this Registration Statement, File No. 033-46217, filed on May 3, 2010.


          (11) All financial statements omitted from Item 23, Financial Statements - NOT APPLICABLE.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - NOT APPLICABLE.

          (13) Schedules of computations - Incorporated by reference to Exhibit
               (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.


          (14) (a) Powers of Attorney for John D. DesPrez, III, Thomas Borshoff, James R. Boyle, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Bradford J. Race, Jr., Rex Schlaybaugh, Jr., and John G. Vrysen - incorporated by reference to Exhibit 24(b)(14)(a) to Post-Effective Amendment No. 33 to this Registration Statement, File No. 033-46217, filed on May 3, 2010.



               (b) Power of Attorney for Steven Finch, incorporated by reference to Exhibit 24(b)(14)(b) to Post-Effective Amendment No. 34 to this Registration Statement, File No. 033-46217, filed August 2, 2010.

Item 25. Directors and Officers of the Depositor.


    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                        EFFECTIVE AS OF OCTOBER 21, 2010



NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR
-----------------------------------                 -----------------------
James R. Boyle***                     Chairman
James D. Gallagher*                   Director and President
Thomas Borshoff*                      Director
Steven Finch***                       Director and Executive Vice President
Ruth Ann Fleming*                     Director
Scott S. Hartz***                     Director, Executive Vice President, and Chief
                                      Investment Officer - U.S. Investments
Rex  Schlaybaugh, Jr.*                Director
John G. Vrysen*                       Director and Senior Vice President
Jonathan Chiel*                       Executive Vice President and General Counsel -
                                      John Hancock
Marc Costantini*                      Executive Vice President
Peter Levitt**                        Executive Vice President and Treasurer
Katherine  MacMillan**                Executive Vice President
Stephen R. McArthur**                 Executive Vice President
Hugh McHaffie*                        Executive Vice President
Bob Diefenbacher+                     Senior Vice President
Peter Gordon***                       Senior Vice President
Allan Hackney*                        Senior Vice President and Chief Information Officer
Naveed Irshad**                       Senior Vice President
Gregory Mack*                         Senior Vice President
Ronald J. McHugh*                     Senior Vice President
Lynne Patterson*                      Senior Vice President and Chief Financial Officer
Craig R. Raymond*                     Senior Vice President, Chief Actuary, and Chief
                                      Risk Officer
Diana L. Scott*                       Senior Vice President
Alan R. Seghezzi***                   Senior Vice President
Bruce R. Speca*                       Senior Vice President
Tony Teta***                          Senior Vice President
Brooks Tingle***                      Senior Vice President
Emanuel Alves*                        Vice President, Counsel, and Corporate Secretary
John C. S. Anderson***                Vice President
Roy V. Anderson*                      Vice President
Arnold Bergman*                       Vice President
Stephen J. Blewitt***                 Vice President
Robert Boyda*                         Vice President
John E. Brabazon***                   Vice President
George H. Braun***                    Vice President
Thomas Bruns*                         Vice President
Tyler Carr*                           Vice President
Robert T. Cassato*                    Vice President
Kevin J. Cloherty*                    Vice President
Brian Collins+                        Vice President
Art Creel*                            Vice President
George Cushnie**                      Vice President
John J. Danello*                      Vice President
Willma Davis***                       Vice President
Anthony J. Della Piana***             Vice President
Brent Dennis***                       Vice President
Robert Donahue++                      Vice President
John Egbert*                          Vice President
Edward Eng**                          Vice President

    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                          EFFECTIVE AS OF OCTOBER 21, 2010



NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR
-----------------------------------                 -----------------------
Carol Nicholson Fulp*                 Vice President
Paul Gallagher+++                     Vice President
Wayne A. Gates++                      Vice President
Ann Gencarella***                     Vice President
Richard Harris**                      Vice President and Appointed Actuary
John Hatch*                           Vice President
Kevin Hill***                         Vice President
E. Kendall Hines***                   Vice President
Eugene Xavier Hodge, Jr.***           Vice President
James C. Hoodlet***                   Vice President
Roy Kapoor**                          Vice President
Mitchell Karman***                    Vice President, Chief Compliance Officer, and
                                      Counsel
Frank Knox*                           Vice President, Chief Compliance Officer - Retail
                                      Funds/Separate Accounts
Jonathan Kutrubes*                    Vice President
Cynthia Lacasse***                    Vice President
Denise Lang**                         Vice President
Robert Leach*                         Vice President
David Longfritz*                      Vice President
Nathaniel I. Margolis***              Vice President
John Maynard+                         Vice President
Steven McCormick**                    Vice President
Janis K. McDonough***                 Vice President
Scott A. McFetridge***                Vice President
William McPadden***                   Vice President
Maureen Milet***                      Vice President and Chief Compliance Officer -
                                      Investments
Peter J. Mongeau+                     Vice President
Steven Moore**                        Vice President
Curtis Morrison***                    Vice President
Tom Mullen*                           Vice President
Scott Navin***                        Vice President
Nina Nicolosi*                        Vice President
Frank O'Neill*                        Vice President
Jacques Ouimet+                       Vice President
Gary M. Pelletier***                  Vice President
Steven Pinover*                       Vice President
Krishna Ramdial**                     Vice President, Treasury
S. Mark Ray***                        Vice President
Jill Rebman**                         Vice President
Mark Rizza*                           Vice President
Ian R. Roke*                          Vice President
Andrew Ross**                         Vice President
Thomas Samoluk*                       Vice President
Jonnie Smith****                      Vice President
Yiji S. Starr*                        Vice President
Gaurav Upadhya**                      Vice President
Simonetta Vendittelli++               Vice President
Peter de Vries*                       Vice President
Karen Walsh*                          Vice President
Linda A. Watters*                     Vice President
Joseph P. Welch+                      Vice President
Jeffery Whitehead*                    Vice President and Controller
Henry Wong***                         Vice President
Randy Zipse***                        Vice President


*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon Street, Boston, MA 02117

**** Principal business office is 164 Corporate Drive Portsmouth, NH 03801

+    Principal business office is 200 Berkeley Street, Boston, MA 02116

++   Principal business office is 380 Stuart Street, Boston, MA 02116

+++  Principal business office is 200 Clarendon Street, Boston, MA 02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2009, appears below:

                            MANULIFE FINANCIAL CORPORATION
              PRINCIPAL SUBSIDIARIES -POST-MERGER DECEMBER 31, 2009

FOR EXTERNAL USE


                                                       __________________
                                                      |                  |
                                                      |Manulife Financial|
                                                      |    Corporation   |
                                                      |     (Canada)     |
                                                      |__________________|
                                                               |
                                                               |........................................................
                                                               |                                                       .
                                                       ________|_________                                         _____._______
                                                      |                  |                                       |             |
                                                      | The Manufacturers|                                       |John Hancock |
                                                      |  Life Insurance  |                                       | Reassurance |
                                                      |      Company     |                                       |Company, Ltd.|
                                                      |     (Canada)     |                                       | (Bermuda)   |
                                                      |__________________|                                       |_____________|
                                                               |
                                                               |
                                                               |-----------------------------------------------------------------
                                                               |                                                                 |
 ______________________________________________________________|______________________                                           |
|                  |                  |                      .  |                     |                                          |
|                  |                  |                      .  |                     |                                          |
|                  |                  |                      .  |                     |                                          |
|    ___________   |   ____________   |     ______________   .  |   _______________   |   ____________                           |
|   |           |  |  |            |  |    |              |  .  |  |               |  |  |            |                          |
|   |    NAL    |  |  | MFC Global |  |    |   Manulife   |  .  |  |    Manulife   |  |__|    MLI     |                          |
|   | Resources |  |  | Investment |  |    |   Insurance  |  .  |  |    Holdings   |     | Resources  |                          |
|---|Management |  |--| Management |  |    |  (Thailand)  |  .  |__|    (Bermuda)  |     |    Inc.    |                          |
|   |  Limited  |  |  |  (U.S.A.)  |  |    |    Public    |...     |     Limited   |     | (Alberta)  |                          |
|   | (Canada)  |  |  |   Limited  |  |    |    Company   |98.25%__|    (Bermuda)  |     |____________|                          |
|   |___________|  |  |  (Canada)  |  |    |    Limited   |     |  |_______________|           .                                 |
|                  |  |____________|  |    |  (Thailand)  |     |                              .                                 |
|                  |                  |    |______________|     |                              ......................            |
|                                                 |             |                              .                    .            |
|                  |                  |           |99.9999%     |                              .                    . 45.76%     |
|    __________    |   ____________   |     ______|_______      |   _______________       _____.______          ____.________    |
|   |          |   |  |            |  |    |              |     |  |               |     |            |        |             |   |
|   | Manulife |   |  | MFC Global |  |    |   Manulife   |     |  | Manufacturers |     |  Manulife  |        |   Manulife  |   |
|   |  Bank of |   |  |    Fund    |  |    |     Asset    |     |--|  P&C Limited  |     |    Life    |    ----|   Holdings  |   |
|---|  Canada  |   |--| Management |  |    |  Management  |     |  |  (Barbados)   |     |  Insurance |   |    |    Berhad*  |   |
|   | (Canada) |   |  |  (Europe)  |  |    |  (Thailand)  |     |  |_______________|     |   Company  |   |    |  (Malaysia) |   |
|   |__________|   |  |   Limited  |  |    |    Company   |     |                        |   (Japan)  |   |    |_____________|   |
|                  |  |  (England) |  |    |    Limited   |     |                        |____________|   |                      |
|                  |  |____________|  |    |  (Thailand)  |     |                              |          |                      |
|                  |        |         |    |______________|     |                              |          |                      |
|                           |         |                         |                              |          |                      |
|    __________    |   _____|______   |     ______________      |   _______________       _____|______    |     _____________    |
|   |          |   |  |            |  |    |              |     |  |               |     |            |   |    |             |   |
|   | Manulife |   |  | MFC Global |  |    |   Manulife   |     |  | Manufacturers |     | MFC Global |   |    |   Manulife  |   |
|   |  Canada  |   |  | Investment |  |----|   (Vietnam)  |     |--|      Life     |     | Investment |   |----|   Insurance |   |
|---|   Ltd.   |   |--| Management |  |    |    Limited   |     |  |  Reinsurance  |     | Management |   |    |    Berhad   |   |
|   | (Canada) |   |  |  (Europe)  |  |    |   (Vietnam)  |     |  |    Limited    |     |   (Japan)  |   |    |  (Malaysia) |   |
|   |__________|   |  |   Limited  |  |    |______________|     |  |   (Barbados)  |     |   Limited  |   |    |_____________|   |
|                  |  |  (England) |  |           |             |  |_______________|     |   (Japan)  |   |                      |
|                  |  |___________ |  |           |             |                        |____________|   |     ______________   |
|                  |                  |           |             |                                         |    |              |  |
|                  |                  |           |             |                                         |    |Manulife Asset|  |
|    ___________   |   ____________   |     ______|_______      |   _______________                       |    |  Management  |  |
|   |           |  |  |            |  |    |              |     |  |               |                       ----|  (Malaysia)  |  |
|   |   First   |  |  |  Berkshire |  |    |   Manulife   |     |  |   Manulife    |                           |    Sdn Bhd   |  |
|   |   North   |  |  |  Insurance |  |    |    Vietnam   |     |  | International |                           |  (Malaysia)  |  |
|---| American  |  |--|  Services  |  |    |     Fund     |      --|   Holdings    |                           |______________|  |
|   | Insurance |  |  |    Inc.    |  |    |  Management  |        |    Limited    |                                             |
|   |  Company  |  |  |  (Ontario) |  |    |    Company   |        |   (Bermuda)   |                                             |
|   | (Canada)  |  |  |____________|  |    |    Limited   |        |_______________|                                             |
|   |___________|  |        |         |    |   (Vietnam)  |               |                                                      |
|                  |        |         |    |______________|               |--------------------                                  |
|                  |        |         |                                   |                    |                                 |
|    ___________   |   _____|______   |     _____________           ______|________       _____|______                           |
|   |           |  |  |            |  |    |              |        |               |     |            |                          |
|   |    FNA    |  |  |     JH     |  |    |   Manulife   |        |   Manulife    |     |  Manulife  |                          |
|---| Financial |  |  | Investments|  |----|  (Singapore) |        |(International)|     |    Asset   |                          |
|   |   Inc.    |  |  | (Delaware) |  |    |   Pte. Ltd.  |        |    Limited    |     | Management |                          |
|   | (Canada)  |  |  |     LLC    |  |    |  (Singapore) |        |   (Bermuda)   |     |   (Asia)   |                          |
|   |___________|  |  | (Delaware) |  |    |______________|        |_______________|     |   Limited  |                          |
|         |        |  |____________|  |                                   |              | (Barbados) |                          |
|         |        |                  |                                   | 51%          |____________|                          |
|         |        |                  |                                   |                    |                                 |
|    _____|_____   |   ____________   |     ______________          ______|________       _____|______                           |
|   |           |  |  |            |  |    |              |        |               |     |            |                          |
|   | Elliott & |  |  |  Manulife  |  |    |   Manulife   |        |   Manulife-   |     |  Manulife  |                          |
|   |   Page    |  |  | Securities |  |    |     Asset    |        |   Sinochem    |     |    Asset   |                          |
|   |  Limited  |  |--| Investment |  |    |  Management  |        |     Life      |     | Management |                          |
|   | (Ontario) |  |  |  Services  |  |----|  (Singapore) |        | Insurance Co. |     | (Hong Kong)|                          |
|   |___________|  |  |    Inc.    |  |    |     Pte.     |        | Ltd. (China)  |     |   Limited  |                          |
|                  |  |  (Canada)  |  |    |     Ltd.     |        |_______________|     | (Hong Kong)|                          |
|                  |  |____________|  |    |  (Singapore) |                              |____________|                          |
|                  |                  |    |______________|                                    |                                 |
|                  |                  |                                                        |                                 |
|    ___________   |   ____________   |     ______________                                _____|_______                          |
|   |           |  |  |            |  |    |              |                              |             |                         |
|   |    EIS    |  |  |  Manulife  |  |    |      The     |                              |  Manulife   |                         |
|   | Services  |  |  | Securities |  |    | Manufacturers|                              |    Asset    |                         |
 ---| (Bermuda) |   --|Incorporated|  |----|     Life     |                              | Management  |                         |
    |  Limited  |     |  (Ontario) |  |    | Insurance Co.|                              |(Taiwan) Co.,|                         |
    | (Bermuda) |     |____________|  |    |   (Phils.),  |                              |    Ltd.     |                         |
    |___________|                     |    |     Inc.     |                              |  (Taiwan)   |                         |
                                      |    | (Philippines)|                              |_____________|                         |
                                      |    |______________|                                                                      |
                                      |                                                                                          |
                                      |     _______________                                                                      |
                                      |    |               |                                                                     |
                                      |    |  PT Asuransi  |                                                                     |
                                      |    | Jiwa Manulife |                                                                     |
                                       ----|  Indonesia (1)|                                                                     |
                                        95%|  (Indonesia)  |                                                                     |
                                           |_______________|                                                                     |
                                                   .                                                                             |
                                                   .                                                                             |
                                            _______._______                                                                      |
                                           |               |                                                                     |
                                           |  PT Manulife  |                                                                     |
                                           |     Aset      |                                                                     |
                                           |   Manajemen   |                                                                     |
                                           |   Indonesia   |                                                                     |
                                           |  (Indonesia)  |                                                                     |
                                           |_______________|                                                                     |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                        -----------------------------------------------------------------------------------------
                                       |
                                       |
                                _______|_____
                               |              |
                               |   Manulife   |
                               |   Holdings   |
                               |   (Alberta)  |
                               |    Limited   |
                               |   (Alberta)  |
                               |______________|
                                      |
                                      |
                                ______|_______
                               |              |
                               | John Hancock |
                               |   Holdings   |
                               |  (Delaware)  |
                               |      LLC     |
                               |  (Delaware)  |
                               |______________|
                                      |
                                      |
                                ______|_______
                               |              |
                               |      The     |
                               | Manufacturers|
                               |  Investment  |
                               |  Corporation |
                               |  (Michigan)  |
                               |______________|
                                      |
                                      |----------------------------------------------------------------------------
                                ______|_______                                           ____|______        _______|_________
                               |              |                                         |           |      |                 |
                               | John Hancock |                                         |  Manulife |      |  John Hancock   |
                               |     Life     |                                         |Reinsurance|      | International,  |
                          -----|   Insurance  |-----------------------                  |  Limited  |      |      Inc.       |
                         |     |    Company   |                       |                 | (Bermuda) |      | (Massachusetts) |
                         |     |   (U.S.A.)   |                       |                 |___________|      |_________________|
                         |     |  (Michigan)  |                       |                                            |
                         |     |______________|                       |                                            | 50%
                         |                                            |                                     _______|_________
                         |                                            |                                    |                 |
                         |      _______________               ________|_______                             |  John Hancock   |
                         |     |               |             |                |                            |   Tianan Life   |
                         |     | John Hancock  |             |  John Hancock  |                            |Insurance Company|
                         |     | Life & Health |       ------|Subsidiaries LLC|                            |     (China)     |
                         |-----|   Insurance   |      |      |   (Delaware)   |                            |_________________|
                         |     |    Company    |      |      |________________|
                         |     |(Massachusetts)|      |
                         |     |_______________|      |
                         |                            |
                         |                            |
                         |      ______________        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      |  John Hancock  |
                         |-----| Distributors |       |      |    Financial   |
                         |     |      LLC     |       |------|  Network, Inc. |
                         |     |  (Delaware)  |       |      | (Massachusetts)|
                         |     |______________|       |      |________________|
                         |                            |
                         |                            |
                         |      ______________        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      | Hancock Natural|
                         |     |     Life     |       |------| Resource Group,|
                         |-----|   Insurance  |       |      | Inc. (Delaware)|
                         |     |    Company   |       |      |________________|
                         |     |  of New York |       |
                         |     |  (New York)  |       |
                         |     |______________|       |
                         |            |               |
                         |            | 38%           |
                         |      ______|_______        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      |   Declaration  |
                          -----|  Investment  |       |------|  Management &  |
                           57% |  Management  |       |      |  Research LLC  |
                               | Services, LLC|       |      |   (Delaware)   |
                               |  (Delaware)  |       |      |________________|
                               |______________|       |
                                     /.\ 5%           |
                                      .               |       ________________
                                      .               |      |                |
                                      .               |      |  The Berkeley  |
                                      .                ------|    Financial   |
                                      .                      |    Group LLC   |
                                      .......................|   (Delaware)   |
                                                             |________________|
                                                                     .
                                                                     .
                                                              _______.________
                                                             |                |
                                                             |  John Hancock  |
                                                             |    Funds LLC   |
                                                             |   (Delaware)   |
                                                             |________________|

........ Indirect Control
_______ Direct Control

Prepared by: Corporate Tax
Date: March 23, 2010

(1) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.


As of SEPTEMBER 30, 2010, there were 1,926 qualified and 3,413 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHDLLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

                    NAME OF INVESTMENT COMPANY                       CAPACITY IN WHICH ACTING
                    --------------------------                       ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X      Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T      Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, and Karen Walsh*) who have authority to act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon St, Boston, MA 02116

(c)  None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

     (a) Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

          John Hancock Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          The Company is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

     (c)  Undertakings Pursuant to Item 32 of Form N-4

          (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this fifth day of November, 2010.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
    (Depositor)


By: /s/ James D. Gallagher
    -----------------------------------------------
    James D. Gallagher
    Director and President


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


By: /s/ James D. Gallagher
    -----------------------------------------------
    James D. Gallagher
    Director and President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on this fifth day of November, 2010.


              Signature                                       Title
              ---------                                       -----


/s/ James D. Gallagher                  Director and President
-------------------------------------   (Principal Executive Officer)
James D. Gallagher


/s/ Lynne Patterson                     Senior Vice President and Chief Financial Officer
-------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery J. Whitehead                Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
Jeffery J. Whitehead


                  *                     Chairman
-------------------------------------
James R. Boyle


                  *                     Director
-------------------------------------
Thomas Borshoff


                  *                     Director
-------------------------------------
Steven Finch


                  *                     Director
-------------------------------------
Ruth Ann Fleming


                  *                     Director
-------------------------------------
Scott S. Hartz


                  *                     Director
-------------------------------------
Rex Schlaybaugh, Jr.


                  *                     Director
-------------------------------------
John G. Vrysen


*/s/ Thomas J. Loftus                   Senior Counsel - Annuities
-------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney